Shareholder Report, Holdings (Details) - Fidelity Series Floating Rate High Income Fund	Sep. 30, 2025
TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	21.10%
QDBMember
Holdings [Line Items]
Percent of Net Asset Value	57.00%
QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	7.40%
QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	6.90%
QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.70%
United States
Holdings [Line Items]
Percent of Net Asset Value	91.90%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Canada
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.10%
France
Holdings [Line Items]
Percent of Net Asset Value	1.10%
GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.20%
OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	89.80%
AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	3.50%
AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.70%